Common Stock - Initial Public Offering and Authorized Common Shares Narrative (Details) - $ / shares	Sep. 25, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 20, 2018
Class B Common Stock
Class of Stock [Line Items]
Common stock shares authorized (up to) (in shares)	1,800,000,000	1,800,000,000	600,000,000	600,000,000	600,000,000
Common stock shares outstanding (in shares)		250,625,279	243,241,192	238,681,756
Class B Common Stock | Public Stock Offering - Shares From Existing Shareholders
Class of Stock [Line Items]
Number of shares sold (in shares)	12,360,991
Price per share sold (USD per share)	$ 22.00
Class A Common Stock
Class of Stock [Line Items]
Common stock shares authorized (up to) (in shares)	100,000,000	100,000,000	320,000,000	320,000,000	320,000,000
Common stock shares outstanding (in shares)		11,601,757	11,601,757	11,601,757